Equity Instruments at Fair Value Through Profit or Loss - Prisma Medios De Pago Sa - Additional Information (Detail) $ / shares in Thousands, $ in Thousands, $ in Thousands	Feb. 22, 2021 ARS ($)	Jul. 31, 2019 USD ($)	Feb. 01, 2019 USD ($)	Jan. 21, 2019 $ / shares shares	Dec. 31, 2020
AI ZENITH Netherlands BV [member]
Disclosure of fair value measurement of assets [line items]
Cash dividends collected	$ 425,811
Amount adjusted to decrease the receivable from related party	$ 216,441
Major ordinary share transactions [member]
Disclosure of fair value measurement of assets [line items]
Estimated total purchase price			$ 64,542
Amount received during transfer			38,311
Balance amount after transfer			$ 26,231
Transfer of shares, deferred			5 years
Major ordinary share transactions [member] | Ordinary shares [member]
Disclosure of fair value measurement of assets [line items]
Common shares | shares				1,933,051,000
Par value | $ / shares				$ 1
Percentage of share capital				4.6775%
Percentage of capital stock				51.00%
Major ordinary share transactions [member] | Argentina, Pesos
Disclosure of fair value measurement of assets [line items]
Percentage of balance outstanding to be paid			30.00%
Percentage of nominal annual rate			15.00%
Major ordinary share transactions [member] | United States of America, Dollars
Disclosure of fair value measurement of assets [line items]
Percentage of balance outstanding to be paid			70.00%
Percentage of nominal annual rate			10.00%
Prisma Medios de Pagos SA [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets [line items]
Total selling price of the shares		$ 63,456
Remaining holding					49.00%